                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACT
         ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED ON AND
                            AFTER OCTOBER 7, 2011)

                      SUPPLEMENT DATED DECEMBER 31, 2012
                                      TO
                     THE PROSPECTUS DATED APRIL 30, 2012,
          AS REVISED AND REPRINTED AUGUST 20, 2012 (AS SUPPLEMENTED)

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectus for the variable annuity contracts issued by Metropolitan Life Insurance Company ("we," "us," or "our").

This supplement should be read in its entirety and kept together with your prospectus for future reference. If You would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 103432, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at
(800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

SOUTH DAKOTA - NURSING HOME OR HOSPITAL CONFINEMENT RIDER NO LONGER AVAILABLE

For contracts issued in South Dakota based on applications and necessary information that we receive in Good Order at your Administrative Office after the close of the New York Stock Exchange on December 31, 2012, the nursing home or hospital confinement rider will not be available. (See the thirteenth bullet point under "Withdrawal Charges - When No Withdrawal Charge Applies" in the prospectus.)

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife
P.O. Box 10342
Des Moines, IA 50306-0342
(If purchased through a MetLife sales representative)
Telephone: (800) 638-7732

MetLife
P.O. Box 14594
Des Moines, IA 50306-0342
(If purchased through a NEF sales representative)
Telephone: (800) 435-4117


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